As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21499

NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Dividend Advantage Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

January 31, 2009

Schedule of Investments Dividend Advantage Fund Inc.

(UNAUDITED)

Number of Shares		Market Value† ($000's omitted

Common Stocks (140.5%)
Aerospace & Defense (5.0%)
30,500	Northrop Grumman	1,468	È
14,400	United Technologies	691	È
		2,159

Air Freight & Logistics (1.8%)
17,900	United Parcel Service	761	È

Apartments (10.9%)
15,900	American Campus Communities	340
55,800	Apartment Investment & Management	496	È
18,800	AvalonBay Communities	974	È
20,200	BRE Properties	513
46,800	Equity Residential	1,120
10,200	Essex Property Trust	674	È
49,400	UDR, Inc.	579
		4,696

Beverages (4.1%)
15,300	Diageo PLC ADR	832	È
19,100	PepsiCo, Inc.	959	È
		1,791

Capital Markets (3.4%)
33,137	Bank of New York Mellon	853
25,600	State Street	596
		1,449

Commercial Banks (2.4%)
15,500	PNC Financial Services Group	504
27,300	Wells Fargo	516
		1,020

Community Centers (4.9%)
34,800	Acadia Realty Trust	406	È
14,600	Federal Realty Investment Trust	739	È
36,100	Kimco Realty	519
14,800	Tanger Factory Outlet Centers	449	È
		2,113

Diversified (4.0%)
33,800	Vornado Realty Trust	1,717
Diversified Financial Services (1.7%)
29,700	J.P. Morgan Chase	758	È

Diversified Telecommunication (2.6%)
46,100	AT&T Inc.	1,135

Electric Utilities (12.0%)
10,600	Entergy Corp.	809
18,900	Exelon Corp.	1,025	È
23,400	FirstEnergy Corp.	1,170
24,000	FPL Group	1,237	È
23,100	ITC Holdings	970	È
		5,211

Electrical Equipment (3.5%)
60,200	ABB Ltd.	786
27,700	Rockwell Automation	721	È
		1,507
Energy Equipment & Services (0.6%)
57,000	Precision Drilling Trust	283	È

Health Care (8.3%)
67,100	HCP, Inc.	1,566	È
22,000	Health Care REIT	832
43,000	Ventas, Inc.	1,198	È
		3,596

Hotels, Restaurants & Leisure (2.5%)
40,700	Darden Restaurants	1,067	È

Industrial (3.8%)
28,700	AMB Property	463	È
9,100	EastGroup Properties	276
88,700	ProLogis	888	È
		1,627

Industrial Conglomerates (2.0%)
15,900	3M Co.	855

Insurance (10.6%)
50,400	Arthur J. Gallagher	1,188
31,000	Endurance Specialty Holdings	845
14,500	Hartford Financial Services Group	191
22,000	Lincoln National	333
53,800	Marsh & McLennan	1,040
39,700	Willis Group Holdings	983
		4,580

Lodging (3.3%)
141,100	Host Hotels & Resorts	759
34,600	LaSalle Hotel Properties	288
24,800	Starwood Hotels & Resorts Worldwide	375	È
		1,422

Machinery (3.6%)
19,000	Eaton Corp.	836
43,900	Ingersoll-Rand	712
		1,548

Multi-Utilities (3.8%)
18,600	NSTAR	629	È
86,700	TECO Energy	1,041
		1,670

Office (10.4%)
15,500	Alexandria Real Estate Equities	920	È
26,700	Boston Properties	1,156
126,300	Brandywine Realty Trust	754
72,600	Brookfield Properties	391
16,800	Corporate Office Properties Trust	443	È
14,600	Kilroy Realty	334
32,500	SL Green Realty	511
		4,509
Office – Industrial (4.3%)
37,800	Digital Realty Trust	1,206	È
70,000	Duke Realty	644
		1,850

Oil, Gas & Consumable Fuels (7.8%)
57,000	Canadian Oil Sands Trust	880
148,362	Progress Energy Resources	1,265	*
84,100	Spectra Energy	1,220	È
		3,365

Paper & Forest Products (3.2%)
19,500	Plum Creek Timber Company	600	È
9,600	Rayonier Inc.	283
19,000	Weyerhaeuser Co.	519	È
		1,402

Pharmaceutical (2.9%)
22,000	Johnson & Johnson	1,269	È

Regional Malls (6.0%)
62,300	Macerich Co.	918	È
39,200	Simon Property Group	1,685
		2,603

Self Storage (5.9%)
44,200	Extra Space Storage	358
35,300	Public Storage	2,184	È
		2,542

Semiconductors & Semiconductor Equipment (2.8%)
33,100	Analog Devices	661	È
43,600	Intel Corp.	563	È
		1,224

Thrifts & Mortgage Finance (2.4%)
78,700	New York Community Bancorp	1,043

Total Common Stocks (Cost $85,796)		60,772

Preferred Stocks (0.5%)

Lodging (0.5%)
19,000	LaSalle Hotel Properties, Ser. D	195
	(Cost $475)

Convertible Preferred Stocks (1.9%)

Metals & Mining (1.9%)
17,200	Freeport-McMoRan Copper & Gold (Cost $1,283)	802	È

Short-Term Investments (63.0%)
8,063,400	Neuberger Berman Prime Money Fund Trust Class	8,063	@ØØ
19,198,148	Neuberger Berman Securities Lending Quality Fund, LLC	19,198	‡

Total Short-Term Investments (Cost $27,261)		27,261

Total Investments (205.9%)
(Cost $114,815)		89,030	##

Liabilities, less cash, receivables and other assets [(99.5%)]		(43,032)

Liquidation Value of Perpetual Preferred Shares [(6.4%)]		(2,750)

Total Net Assets Applicable to Common Shareholders (100.0%)		$ 43,248
See notes to Schedule of Investments

Notes to Schedule of Investments

†

Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the “Fund”) are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective November 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009 (000’s omitted):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$61,769
Level 2 - Other Significant Observable Inputs	27,261
Level 3 – Significant Unobservable Inputs	-
Total	$89,030

##

At January 31, 2009, the cost of investments for U.S. federal income tax purposes was $119,783,000. Gross unrealized appreciation of investments was $942,000 and gross unrealized depreciation of investments was $31,695,000, resulting in net unrealized depreciation of $30,753,000 based on cost for U.S. federal income tax purposes.

ØØ	All or a portion of this security is segregated in connection with obligations for security lending.

‡	Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

@

Neuberger Berman Prime Money Fund (“Prime Money”) is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

È	All or a portion of this security is on loan.

*	Security did not produce income during the last twelve months.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended ("1940 Act")), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.

By:  /s/ Robert Conti

Robert Conti

Chief Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Conti

Robert Conti

Chief Executive Officer

Date: March 31, 2009

By:  /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2009